Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 TypesOfAwards	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information
Number of types of awards	4
Minimum tax withholding paid for share-based compensation	$ 1	$ 4	$ 3
Compensation Expense	27	30	26
Tax benefit recognized	1	2	4
Non-vested Compensation Cost, Unrecognized Total Cost	48
Non-Qualified Stock Options
Supplemental Information
Compensation Expense	8	8	9
Non-vested Compensation Cost, Unrecognized Total Cost	10
Non-vested Compensation Cost, Weighted Average Recognition Period Remaining (in years)	0.6
Restricted Stock Units
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 23.54	$ 26.30
Company's outstanding DSU awards, and changes during the year
Granted (in units)	1,186,900
Granted, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	$ 21.22	$ 22.78	$ 26.13
Supplemental Information
Compensation Expense	12	15	11
Non-vested Compensation Cost, Unrecognized Total Cost	28
Non-vested Compensation Cost, Weighted Average Recognition Period Remaining (in years)	1.9
Deferred Stock Units
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 19.63
Company's outstanding DSU awards, and changes during the year
Balance outstanding at the beginning of the period (in units)	334,721
Granted (in units)	53,896
Conversions (in units)	(14,933)
Balance outstanding at the end of the period (in units)	373,684	334,721
Granted, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	$ 24.31	$ 22.18	$ 22.77
Conversions, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	$ 25.41
Balance outstanding at the end of the period, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	$ 20.07
Aggregate intrinsic value for DSUs outstanding	8	7	7
Aggregate intrinsic values for DSUs converted to common stock during the period	0.4	0.7	0.5
Supplemental Information
Compensation Expense	2	1	1
Non-vested Compensation Cost, Unrecognized Total Cost	0
Non-vested Compensation Cost, Weighted Average Recognition Period Remaining (in years)	0
Performance Units
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 21.95	$ 23.71
Company's outstanding DSU awards, and changes during the year
Granted (in units)	504,800
Granted, Weighted Average Grant-Date Fair Value per Unit (in dollars per unit)	$ 20.80	$ 22.70	$ 22.91
Supplemental Information
Compensation Expense	5	6	5
Non-vested Compensation Cost, Unrecognized Total Cost	10
Non-vested Compensation Cost, Weighted Average Recognition Period Remaining (in years)	1.4
Other Compensation Arrangements
Supplemental Information
Aggregate compensation expense for cash-settled equity award programs	$ 0.1	$ 1.0	$ 2.0